Restricted Net Assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Restricted Net Assets [Abstract]
Required minimum percentage of after-tax-profit allocated to general reserve	10.00%
Threshold percentage of general reserve of the registered capital	50.00%
Required minimum percentage of after-tax-profit allocated to statutory common reserve	10.00%
Threshold percentage of statutory common reserve of the registered capital, used as criteria of allocation requirement	50.00%